                                   GROWTH FUND
                              EMERGING GROWTH FUND
                            SMALL COMPANY GROWTH FUND
                           SERIES OF PIPER FUNDS INC.

                      Supplement dated December 23, 1996 to
                       Prospectus dated November 25, 1996

SPECIAL OFFERING PERIOD EXTENDED

     The Special Offering Period referred to on page 2 and discussed in detail on page 20 of the Prospectus has been extended through February 14, 1997.

AGGREGATION

     As discussed on page 21 of the Prospectus under "Reducing Your Sales Charge--Aggregation," initial sales charges on Fund shares may be reduced or eliminated by aggregating your purchase with purchases of certain related personal accounts. These accounts previously included the accounts of any of your children who were under the age of 21. You may now include the accounts of any of your children, regardless of age.

                                                                           30202

                             GROWTH AND INCOME FUND
                                  BALANCED FUND
                           SERIES OF PIPER FUNDS INC.

                      Supplement dated December 23, 1996 to
                       Prospectus dated November 25, 1996

SPECIAL OFFERING PERIOD EXTENDED

     The Special Offering Period referred to on page 2 and discussed in detail on page 21 of the Prospectus has been extended through February 14, 1997.

AGGREGATION

     As discussed on page 22 of the Prospectus under "Reducing Your Sales Charge--Aggregation," initial sales charges on Fund shares may be reduced or eliminated by aggregating your purchase with purchases of certain related personal accounts. These accounts previously included the accounts of any of your children who were under the age of 21. You may now include the accounts of any of your children, regardless of age.

                                                                           30302

                             GOVERNMENT INCOME FUND
                             INTERMEDIATE BOND FUND
                    ADJUSTABLE RATE MORTGAGE SECURITIES FUND

                      Supplement dated December 23, 1996 to
                        Prospectus dated November 6, 1996

SPECIAL OFFERING PERIOD EXTENDED

     The Special Offering Period referred to on page 2 and discussed in detail on page 29 of the Prospectus has been extended through February 14, 1997.

AGGREGATION

     As discussed on page 31 of the Prospectus under "Reducing Your Sales Charge--Aggregation," initial sales charges on Fund shares may be reduced or eliminated by aggregating your purchase with purchases of certain related personal accounts. These accounts previously included the accounts of any of your children who were under the age of 21. You may now include the accounts of any of your children, regardless of age.

                                                                           30402

                            NATIONAL TAX-EXEMPT FUND
                            MINNESOTA TAX-EXEMPT FUND
                           SERIES OF PIPER FUNDS INC.

                      Supplement dated December 23, 1996 to
                       Prospectus dated November 27, 1996

SPECIAL OFFERING PERIOD EXTENDED

     The Special Offering Period referred to on page 2 and discussed in detail on page 19 of the Prospectus has been extended through February 14, 1997.

AGGREGATION

     As discussed on page 21 of the Prospectus under "Reducing Your Sales Charge--Aggregation," initial sales charges on Fund shares may be reduced or eliminated by aggregating your purchase with purchases of certain related personal accounts. These accounts previously included the accounts of any of your children who were under the age of 21. You may now include the accounts of any of your children, regardless of age.

                                                                           30502